Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cardmember receivables, gross	$ 40,890	$ 37,266
Cardmember loans, gross	62,621	60,850
Other assets	12,655	15,368
Long-term debt	59,570	66,416
Cash and cash equivalents
Securities purchased under resale agreements	470	372
Accounts receivable
Cardmember receivables, reserves	438	386
Other receivables, reserves	102	175
Loans
Cardmember loans, reserves	1,874	3,646
Other loans, reserves	18	24
Premises and equipment, accumulated depreciation	4,747	4,483
Restricted cash	584	4,172
Common shares, par value	$ 0.20	$ 0.20
Common shares, authorized	3,600,000,000	3,600,000,000
Common shares, issued	1,164,000,000	1,197,000,000
Common shares, outstanding	1,164,000,000	1,197,000,000
Accumulated other comprehensive (loss) income
Net unrealized securities gains, tax	(168)	(19)
Net unrealized derivatives losses, tax	1	4
Foreign currency translation adjustments, tax	459	405
Net unrealized pension and other postretirement benefit costs, tax	233	226
Variable Interest Enterprise [Member]
Cardmember receivables, gross	8,027	8,192
Cardmember loans, gross	33,834	34,726
Long-term debt	20,856	23,341
Loans
Restricted cash	$ 207	$ 3,759